SHARE-BASED COMPENSATION - Fair value assumptions - Restricted shares (Details) - 1 months ended Jul. 31, 2017 - Restricted shares	$ / shares	¥ / shares
Fair value assumptions
Share price at grant date | (per share)	$ 1.191	¥ 8.00
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	1.29%
Volatility (as a percent)	20.43%
Expected term	2 years
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	1.63%
Volatility (as a percent)	21.48%
Expected term	4 years